Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income	$ 100,143	$ 17,656	$ 71,915
Non-cash items:
Unrealized loss (gain) on derivative instruments (note 12)	51,072	180,156	(91,837)
Equity income, net of dividends received of $7,843 (2014 - $16,803, 2013 - $nil)	171	6,462	(6,731)
Depreciation and amortization	274,599	198,553	200,242
Write down and (gain) on sale of vessels (note 19)	69,998	1,638	95,247
Deferred income tax (recovery) expense (note 13)	(23,007)	889	2,150
Amortization of in-process revenue contracts	(12,745)	(12,744)	(12,744)
Unrealized foreign currency exchange gain and other	(101,853)	(84,719)	(35,522)
Change in non-cash working capital items related to operating activities (note 15a)	25,903	(111,484)	51,999
Expenditures for dry docking (note 1)	(13,060)	(36,221)	(19,332)
Net operating cash flow	371,221	160,186	255,387
FINANCING ACTIVITIES
Proceeds from long-term debt (note 8)	785,577	1,350,096	1,140,237
Scheduled repayments of long-term debt (note 8)	(341,837)	(804,704)	(266,874)
Prepayments of long-term debt (note 8)	(123,606)	(418,625)	(466,781)
Debt issuance costs	(22,587)	(15,555)	(14,797)
Equity contribution from joint venture partners	5,500	27,267	4,750
Proceeds from issuance of common units (notes 3 and 16)	9,674	186,353	119,588
Proceeds from issuance of preferred units (note 16)	375,000		150,000
Expenses relating to equity offerings	(4,459)	(228)	(5,837)
Increase in restricted cash (notes 4 and 12)	(13,760)	(46,760)
Cash distributions paid by the Partnership	(257,900)	(214,656)	(192,142)
Cash distributions paid by subsidiaries to non-controlling interests	(23,575)	(27,939)	(7,750)
Settlement of contingent consideration liability (note 4a)	(3,303)
Purchase of Voyageur LLC from Teekay Corporation (net of $nil indemnification by Teekay Corporation (2014 - $6.2 million, 2013 - $34.9 million) and cash acquired of $nil (2014 - $nil, 2013 - $0.9 million)) (notes 11d and 15e)		6,181	(234,125)
Purchase of Teekay Knarr AS and Knarr L.L.C. from Teekay Corporation (net of cash acquired of $14.2 million) (notes 3 and 15e)	(112,710)
Equity contribution from Teekay Corporation to Dropdown Predecessor (note 15f)			5,596
Other	1,124	974
Net financing cash flow	273,138	42,404	231,865
INVESTING ACTIVITIES
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs	(664,667)	(172,169)	(455,578)
Proceeds from sale of vessels and equipment	8,918	13,364	27,986
Investments in equity accounted joint ventures	(22,855)	(12,413)
Repayments (advances) from (to) joint venture partners and equity accounted joint ventures (note 20)	5,225	(5,225)
Direct financing lease payments received	4,987	5,097	5,647
Acquisition of ALP Maritime Services B.V. (net of cash acquired of $0.3 million) (note 18a)		(2,322)
Acquisition of Logitel Offshore Holding AS (net of cash acquired of $8.1 million) (note 18b)		4,090
Net investing cash flow	(638,024)	(169,578)	(474,465)
Increase in cash and cash equivalents	6,335	33,012	12,787
Cash and cash equivalents, beginning of the year	252,138	219,126	206,339
Cash and cash equivalents, end of the year	258,473	$ 252,138	219,126
Itajai FPSO Joint Venture [Member]
INVESTING ACTIVITIES
Purchase of equity investment in Itajai FPSO joint venture (net of cash acquired of $1.3 million) (notes 11e and 15e)			$ (52,520)
SPT Explorer LLC And Navigator Spirit Llc [Member]
INVESTING ACTIVITIES
Proceeds from sale of SPT Explorer L.L.C. and Navigator Spirit L.L.C. (notes 11f and 19)	$ 30,368